ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 28, 2018	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 20, 2022	Jun. 15, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Professional fees		$ 373,921	$ 342,424
Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held		100.00%			8.00%
Mingda Beijing | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held						8.00%
MDJM UK | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held					41.00%	51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held						41.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
MDJM UK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
MD Japan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
Professional fees				$ 24,084
MD German
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest held		100.00%
Professional fees				$ 41,236
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%
Term of the business agreement	10 years